Vessels, subsidiaries and other property, plant and equipment, Carrying Value and Impairment (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Carrying Value and Impairment [Abstract]
Impairment loss			$ 0		$ 0	$ 0
Recoverable amount		$ 979,080	979,080
Reversal of impairment			27,909		$ 0	$ 0
DHT Tiger [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		98,940	98,940
Reversal of impairment			3,474
DHT Puma [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090	94,090
Reversal of impairment			254
DHT Panther [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090	94,090
Reversal of impairment			315
DHT Lion [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090	94,090
Reversal of impairment			42
DHT Leopard [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090	94,090
Reversal of impairment			2,544
DHT Jaguar [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		89,240	89,240
Reversal of impairment			2,622
DHT Taiga [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		72,750	72,750
Reversal of impairment			4,265
DHT Sundarbans [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		72,750	72,750
Reversal of impairment			4,728
DHT Redwood [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		66,930	66,930
Reversal of impairment			2,120
DHT Amazon [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		66,930	66,930
Reversal of impairment			2,894
DHT Europe [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		46,560	46,560
Reversal of impairment			2,431
DHT China [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		46,560	46,560
Reversal of impairment			1,010
DHT Scandinavia [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount	[1]	42,060	42,060
Reversal of impairment		$ 1,200	$ 1,210	[1]

[1]	DHT Scandinavia was classified as held for sale from December 10, 2024.